Condensed financial information of the Company	6 Months Ended
Sep. 30, 2022
Condensed financial information of the Company
Condensed financial information of the Company

25.Condensed financial information of the Company

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation, using the same accounting policies as set out in the Group’s consolidated financial statements.

Condensed balance sheets

	As of
	September 30, 2022	March 31, 2022
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$1,515,204	$2,622,624
Deferred expenses	14,875	48,624
Prepayments	3,776,314	148,355
Investment in subsidiaries and VIE	38,047,177	48,796,630
TOTAL ASSETS	$43,353,570	$51,616,233
Amounts due to related parties	20,000	2,443
Amounts due to subsidiaries and VIE	—	967,522
Accrued expenses	671,133	382,983
TOTAL LIABILITIES	$691,133	$1,352,948
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 14,900,000 shares issued and outstanding as of September 30, 2022 and March 31, 2022, respectively	2,980	2,980
Additional paid-in capital	18,055,407	18,055,407
Statutory reserve	745,590	745,590
Accumulated profits	26,034,769	29,018,885
Accumulated other comprehensive income	(2,176,309)	2,440,423
Total shareholders’ equity	$42,662,437	$50,263,285

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2022	2021
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(1,245,367)	$(1,587,311)
Share of profit in subsidiaries and VIE	(1,737,721)	1,600,703
Others, net	(1,028)	(56,756)
(Loss)/Income before income tax provision	(2,984,116)	(43,364)
Provision for income tax	—	—
Net (loss)/profit	$(2,984,116)	$(43,364)

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2022	2021
Net (loss)/income	$(2,984,116)	$(43,364)
Other comprehensive income	(4,616,732)	529,906
Total comprehensive income	$(7,600,848)	$486,542

Condensed cash flow

	For the six months ended
	September 30,
	2022	2021
Net cash (used by) / provided by operating activities	$(862,420)	$3,468,883
Net cash used in investing activities	(245,000)	(2,020,000)
Net cash provided by financing activities	—	—
Net cash (outflow) / inflow	$(1,107,420)	$1,448,883

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.